UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund: BlackRock Multi-Sector Income Trust (BIT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22774
Reporting Period: 07/01/2020 - 06/30/2021
BlackRock Multi-Sector Income Trust

===================== BlackRock Multi-Sector Income Trust ======================

CARRIER GLOBAL CORP.

Ticker:       CARR           Security ID:  14448C104
Meeting Date: APR 19, 2021   Meeting Type: Annual
Record Date:  FEB 22, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director John V. Faraci           For       For          Management
1b    Elect Director Jean-Pierre Garnier      For       For          Management
1c    Elect Director David Gitlin             For       For          Management
1d    Elect Director John J. Greisch          For       For          Management
1e    Elect Director Charles M. Holley, Jr.   For       For          Management
1f    Elect Director Michael M. McNamara      For       For          Management
1g    Elect Director Michael A. Todman        For       For          Management
1h    Elect Director Virginia M. Wilson       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

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OTIS WORLDWIDE CORPORATION

Ticker:       OTIS           Security ID:  68902V107
Meeting Date: APR 27, 2021   Meeting Type: Annual
Record Date:  MAR 03, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Jeffrey H. Black         For       For          Management
1b    Elect Director Kathy Hopinkah Hannan    For       For          Management
1c    Elect Director Shailesh G. Jejurikar    For       For          Management
1d    Elect Director Christopher J. Kearney   For       For          Management
1e    Elect Director Judith F. Marks          For       For          Management
1f    Elect Director Harold W. McGraw, III    For       For          Management
1g    Elect Director Margaret M. V. Preston   For       For          Management
1h    Elect Director Shelley Stewart, Jr.     For       For          Management
1i    Elect Director John H. Walker           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

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RAYTHEON TECHNOLOGIES CORPORATION

Ticker:       RTX            Security ID:  75513E101
Meeting Date: APR 26, 2021   Meeting Type: Annual
Record Date:  MAR 02, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Tracy A. Atkinson        For       For          Management
1b    Elect Director Gregory J. Hayes         For       For          Management
1c    Elect Director Thomas A. Kennedy        For       For          Management
1d    Elect Director Marshall O. Larsen       For       For          Management
1e    Elect Director George R. Oliver         For       For          Management
1f    Elect Director Robert K. (Kelly)        For       For          Management
      Ortberg
1g    Elect Director Margaret L. O'Sullivan   For       For          Management
1h    Elect Director Dinesh C. Paliwal        For       For          Management
1i    Elect Director Ellen M. Pawlikowski     For       For          Management
1j    Elect Director Denise L. Ramos          For       For          Management
1k    Elect Director Fredric G. Reynolds      For       For          Management
1l    Elect Director Brian C. Rogers          For       For          Management
1m    Elect Director James A. Winnefeld, Jr.  For       For          Management
1n    Elect Director Robert O. Work           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
4     Approve Executive Incentive Bonus Plan  For       For          Management
5     Amend Omnibus Stock Plan                For       For          Management
6     Amend Proxy Access Right                Against   Against      Shareholder

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STONEWAY CAPITAL CORPORATION

Ticker:                      Security ID:  86188PAA5
Meeting Date: DEC 28, 2020   Meeting Type: Special
Record Date:  OCT 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Noteholder Resolution: Approve Secured  For       For          Management
      Noteholders' Arrangement Resolution

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STONEWAY CAPITAL CORPORATION

Ticker:                      Security ID:  C86155AA3
Meeting Date: DEC 28, 2020   Meeting Type: Special
Record Date:  OCT 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Noteholder Resolution: Approve Secured  For       For          Management
      Noteholders' Arrangement Resolution

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Multi-Sector Income Trust

Date:	August 27, 2021